Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 07, 2015
Entity Registrant Name	dei_EntityRegistrantName	CSOP ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001617113
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 07, 2015
Document Effective Date	dei_DocumentEffectiveDate	Oct. 07, 2015
Prospectus Date	rr_ProspectusDate	Oct. 07, 2015
CSOP MSCI China A International Hedged ETF | CSOP MSCI China A International Hedged ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNHX
CSOP China CSI 300 A-H Dynamic ETF | CSOP China CSI 300 A-H Dynamic ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAHA